Investment in Forum Energy Limited ("FEL") (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment in Forum Energy Limited ("FEL")
Number of shares held, beginning	8,206,638	6,117,238
Additions		2,089,400
Number of shares held, ending	8,206,638	8,206,638
Beginning balance, Amount	$ 2,461,931	$ 1,835,111
Additions		626,820
Change in fair value	6,106,163
Ending balance, Amount	$ 8,568,094	$ 2,461,931